EARNINGS (LOSS) PER COMMON SHARE	12 Months Ended
Mar. 31, 2012
EARNINGS (LOSS) PER COMMON SHARE
EARNINGS (LOSS) PER COMMON SHARE

(16)  EARNINGS (LOSS) PER COMMON SHARE

Basic and diluted earnings (loss) per common share are calculated as follows:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
Numerator:
Net earnings (loss)	(35,349,991)	19,754,016	55,841,470
Less: Dividends paid to participating securities	—	—	(1,476,269)
Net earnings attributable to participating securities	—	(162,360)	—
Net earnings (loss) available to common shareholders	(35,349,991)	19,591,656	54,365,201
Denominator:
Denominator for basic earnings (loss) per share:
Weighted average common shares outstanding	44,789,512	44,469,182	44,713,418
Plus: Incremental shares issuable upon exercise of share options	—	—	951,469
Denominator for diluted earnings (loss) per share	44,789,512	44,469,182	45,664,887
Basic earnings (loss) per common share	(0.79)	0.44	1.22
Diluted earnings (loss) per common share	(0.79)	0.44	1.19

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share for the years ended March 31, 2010, 2011 and 2012, because their effect is anti-dilutive:

	Year ended March 31,
	2010	2011	2012
Shares issuable under share options	3,413,251	3,262,650	100,000